Document and Entity Information	Aug. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2020
Entity Registrant Name	BERKSHIRE HILLS BANCORP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15781
Entity Tax Identification Number	04-3510455
Entity Address, Address Line One	60 STATE STREET
Entity Address, Address Line Two	38TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	807-8190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001108134
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BHLB
Security Exchange Name	NYSE